Offerings	Sep. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common shares, par value US$0.00005 per share, issuable pursuant to the Vasta Platform Limited 2023 Long-Term Incentive Plan
Amount Registered | shares	615,719
Proposed Maximum Offering Price per Unit	4.36
Maximum Aggregate Offering Price	$ 2,684,534.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 411.00
Offering Note	Estimated in accordance with Rule 457(c) and (h) solely for purposes of calculating the registration fee on the basis of $4.36, the average of the high and low prices of the Registrant’s Class A Common Shares as reported on the Nasdaq Global Select Market on September 2, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common shares, par value US$0.00005 per share issuable pursuant to stock options outstanding under the Vasta Platform Limited 2023 Long-Term Incentive Plan
Amount Registered | shares	794,281
Proposed Maximum Offering Price per Unit	0.0018
Maximum Aggregate Offering Price	$ 1,429.71
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.22
Offering Note	Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the weighted-average exercise price of the stock options outstanding under the Plan.